Summary of Significant Accounting Policies (Tables)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Earning Per Share Basic and Diluted
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

Three Months Ended March 31, 2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$2,496

Net Earnings	$2,496
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	27,600,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00
Non-Redeemable Class A and B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(371,642)
Redeemable Net Earnings	(2,496)

Non-Redeemable Net Loss	$(374,138)
Denominator: Weighted Average Non-Redeemable Class A and B Ordinary Shares
Non-Redeemable Class A and B Ordinary Shares, Basic and Diluted (1)	7,652,000
Loss/Basic and Diluted Non-Redeemable Class A and B Ordinary Shares	$(0.05)
Note: As of March 31, 2021, basic and diluted shares are the same as there are no non-redeemable
securities that are dilutive to the Company’s shareholders.

(1)
The weighted average
non-redeemable
ordinary shares for period ended March 31, 2021 includes the effect of 752,000 Private Placement Shares, which were issued in conjunction with the Initial Public Offering on November 19, 2020

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from September 25, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$—

Net Earnings	$—
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	27,600,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00
Non-Redeemable Class A and B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(97,764)
Redeemable Net Earnings	$—

Non-Redeemable Net Loss	$(97,764)
Denominator: Weighted Average Non-Redeemable Class A and B Ordinary Shares
Non-Redeemable Class A and B Ordinary Shares, Basic and Diluted (1)	7,236,000
Loss/Basic and Diluted Non-Redeemable Class A and B Ordinary Shares	$(0.01)

Note: As of December 31, 2020, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the shareholders.

(1)
The weighted average non-redeemable ordinary shares for the period from September 25, 2020 (inception) through December 31, 2020 includes the effect of 752,000 Private Placement Shares, which were issued in conjunction with the Initial Public Offering on November 19, 2020.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$6,281	$8,777

Redeemable Net Earnings	$6,281	$8,777

Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	27,600,000	27,600,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00	$0.00

Non-Redeemable Class A and B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(1,399,497)	$(1,771,139)
Redeemable Net Earnings	(6,281)	(8,777)

Non-Redeemable Net Loss	$(1,405,778)	$(1,779,916)
Denominator: Weighted Average Non-Redeemable Class A and B Ordinary Shares
Non-Redeemable Class A and B Ordinary Shares, Basic and Diluted (1)	7,652,000	7,652,000
Loss/Basic and Diluted Non-Redeemable Class A and B Ordinary Shares	$(0.18)	$(0.23)
Note: As of June 30, 2021, basic and diluted shares are the same as there are no non-redeemable
securities that are dilutive to the Company’s shareholders.

(1)
The weighted average
non-redeemable
ordinary shares for period ended June 30, 2021 includes the effect of 752,000 Private Placement Shares, which were issued in conjunction with the Initial Public Offering on November 19, 2020
.